Shareholder Report, Holdings (Details)	May 31, 2026
C000129658 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000129658 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000129658 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129658 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129658 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129658 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000129658 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129658 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129658 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129658 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129658 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000129658 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129658 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129658 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129658 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129659 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000129659 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000129659 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129659 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129659 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129659 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000129659 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129659 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129659 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129659 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129659 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000129659 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129659 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129659 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129659 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169040 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000169040 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000169040 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169040 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169040 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169040 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169040 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169040 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169040 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169040 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169040 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000169040 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000169040 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169040 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169040 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%